Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
22.
Related Party Transactions

The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.

Purchases from Related Parties

LGM Ventures, LLC (“LGMV”) is an entity owned by Thomas James Segrave, Jr. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. During the three months ended March 31, 2025 and 2024, the Company purchased a total of $366 and $461 in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately 2% of the Company’s total fuel purchases during both the three months ended March 31, 2025 and 2024.

Leases from Related Parties

Kinston Jet Center, LLC, Kinston Jet House, LLC, JS Longitude, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property and equipment (such as trucks, trailers, and vans). During the three months ended March 31, 2025 and 2024, the Company incurred rent expense to subsidiaries of LGMV totaling $1,034 and $1,029, respectively. See Note 17 "Leases" for further details.

Due to Related Parties

Outstanding accounts payable to related parties for fuel and lease purchases from LGMV as of March 31, 2025 and December 31, 2024 were $(145) and $(22), respectively.

Sales to Related Parties

The Company allows owners of subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the three months ended March 31, 2025 and 2024, the Company recorded $3,896 and $5,251 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the three months ended March 31, 2025 and 2024, the Company recorded $26 and $0 in charter flight revenue from related parties not considered owners of subsidiaries or lessor VIEs, respectively.

Receivables from Related Parties

Short term accounts receivable from related parties are comprised of customer flight activity charges and totaled $2,154 and $2,645 as of March 31, 2025 and December 31, 2024, respectively. Related party receivables from LGMV are $266 as of March 31, 2025 and $220 as of December 31, 2024.

Notes Receivable

In the normal course of its business, the Company finances upfront third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable was comprised of $3,700 of a related parties' purchases of 99% ownership of a consolidated subsidiary as of both March 31, 2025 and December 31, 2024.

Long-term Notes Payable - Related Parties, Non-current Portion

In December 2023, the Company issued to the Sponsor $15,871 in principal amount of senior secured notes due December 2024. The notes were issued with a stated rate of 14% and interest is payable monthly in arrears. Unamortized debt issuance costs related to the senior secured notes was $276 and $0 as of March 31, 2025 and December 31, 2024, respectively. Total interest expense related to the senior secured note was $628 and $776 for the three months ended March 31, 2025 and 2024. The notes initially had a maturity date of December 1, 2024, that has been extended to January 1, 2027.

Long-term Notes Payable - Related party, Current Portion

On December 27, 2023, the Company entered into an additional promissory note with the EGA Sponsor with a principal amount of $3,947. The promissory note bears an annual interest rate of 8% with a maturity date of September 18, 2024. Total accrued interest related to the EGA Sponsor note was $0 and $211 as of March 31, 2025 and December 31, 2024, respectively.

Total interest expense related to the EGA Sponsor note was $70 and $79 for the three months ended March 31, 2025 and 2024, respectively.

On March 21, 2025, the EGA Sponsor Note was cancelled and the balance was $0 and $6,677 as of March 31, 2025 and December 31, 2024, respectively. For further information, see Note 24 "Stockholders' Equity/Members' Deficit and Noncontrolling Interests" for additional disclosures.

Issuance of Senior Secured Note

On January 26, 2024 (the “Effective Date”), FlyExclusive Jet Share, LLC (the “Borrower”), a wholly-owned subsidiary of LGM, which is the operating company of flyExclusive together with LGM as guarantors; in such capacity, the “Parent Guarantors”) entered into a Senior Secured Note (the “Note”) with ETG FE LLC (a related party of the Company through its affiliation with the EGA Sponsor), as the initial holder of the Note (the “Noteholder”), Kroll Agency Services, Limited, as administrative agent (the “Administrative Agent”), and Kroll Trustee Services, Limited, (the “Collateral Agent”).

The Note covers borrowings of an aggregate principal amount of up to approximately $25,773, up to $25,000 of which is to finance the purchase or refinancing of aircraft relating to the Company’s fractional ownership program (the “Revolving Loan”). The Note matures on January 26, 2026 (the “Maturity Date”), at which time the aggregate outstanding principal amount and all accrued and unpaid interest (including accrued and unpaid fees and expenses) payable under the Note shall be due and payable. The full amount available for borrowings under the Note has been funded by the placement thereof into a cash escrow account, which will be released to the Borrower upon the satisfaction of certain conditions precedent contained in the Note. The Borrower may re-borrow repaid funds up until the Maturity Date unless it chooses to permanently reduce the borrowing availability under the Note and pays a prepayment premium equal to (i) if prior to January 26, 2025, the make-whole fee as detailed in the Note, or (ii) thereafter, the outstanding principal amount being prepaid multiplied by 3.00%.

Following the occurrence of any Prepayment Event (as defined in the Note), at the option of the then majority Noteholders, the Borrower shall prepay the outstanding principal amount, all accrued and unpaid interest, and all other amounts in cash necessary to pay the Note in full. A Prepayment Event is the occurrence of any of the following: (i) a Change in Control (as defined in the Note); (ii) the Borrower or any of its subsidiaries incurring debt to refinance the Note; or (iii) the Borrower or any of its subsidiaries incurring debt in violation of the Note. A Change in Control is the occurrence of any of the following: (i) Thomas James Segrave, Jr. (the “Personal Guarantor”) ceasing to directly or indirectly own, free and clear of all liens or other encumbrances, at least 51% of the outstanding voting equity interests of the Company on a fully diluted basis; (ii) the Company ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of LGM; (iii) LGM ceasing to own, directly or indirectly, less than 100

% of the outstanding equity interests of the Borrower; (iv) the occurrence of any “change of control” or similar provision under any agreement governing debt of the Parent Guarantors, the Borrower, or any of their respective subsidiaries; or (v) a sale, lease or other disposition (including by casualty or condemnation) of all, substantially all, or more than 50% of the consolidated assets of the Parent Guarantors, the Borrower, and their respective subsidiaries.

The Note carries an interest rate of 3.00% per annum for the outstanding principal amount on deposit in the cash escrow account and 13.00% per annum for the outstanding principal amount that is withdrawn and released to the Borrower. All accrued and unpaid interest is due and payable in arrears on the last day of each calendar month (a “Payment Date”), commencing with the last day of the first calendar month following the first borrowing date and continuing until payment in full. On each Payment Date, the Borrower shall make a payment of the outstanding principal amount equal to 1.00% of each advance amount withdrawn from the cash escrow account and released to the Borrower and that has been outstanding for more than 30 days.

The obligations of the Borrower under the Note are secured on a first lien basis by the Collateral (as defined in the Security Agreement (as defined in the Note), and consisting generally of all sale proceeds from the disposition of fractional interests in aircraft or whole aircraft, certain rights in aircraft and all deposit accounts of the Borrower), and on a second lien basis by the pledged membership interests of the Borrower held by LGM. The Note includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for notes of this nature.

The obligations of the Borrower under the Note are guaranteed by the Parent Guarantors and by the Personal Guarantor. As of March 31, 2025, the Company has drawn $25,643 under the Note, with $23,552 of those draws outstanding as of the current period-end. As of March 31, 2025 and December 31, 2024 unamortized debt issuance cost related to the Senior Secured Note was $426 and $518, respectively.

Total interest expense related to the Senior Secured Note was $910 and $557 for the three months ended March 31, 2025 and 2024, respectively.

22.
Related Party Transactions

The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.

Purchases from Related Parties

LGM Ventures, LLC (“LGMV”) is an entity with the same ownership structure as the Company. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. During the years ended December 31, 2024 and 2023, the Company purchased a total of $1,542 and $2,027 in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately 2% and 3% of the Company’s total fuel purchases during the years ended December 31, 2024 and 2023, respectively.

Leases from Related Parties

Kinston Jet Center, LLC, Kinston Jet House, LLC, JS Longitude, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property, personal property, and equipment (such as trucks, trailers, and vans). During the years ended December 31, 2024 and 2023, the Company incurred rent expense to subsidiaries of LGMV totaling $3,910 and $1,646, respectively. See Note 17 "Leases" for further details.

Due to Related Parties

Outstanding accounts payable to related parties for fuel and lease purchases from LGMV as of December 31, 2024 and 2023 were $(22) and $0, respectively.

Sales to Related Parties

The Company allows owners of its subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the years ended December 31, 2024 and 2023, the Company recorded $18,209 and $22,279 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the years ended December 31, 2024 and 2023, the Company recorded $104 and $80 in revenue from related parties not considered owners of subsidiaries or lessor VIEs, respectively.

Receivables from Related Parties

Short term accounts receivable from related parties are comprised of customer flight activity charges and totaled $2,645 and $1,911 as of December 31, 2024 and December 31, 2023, respectively.

Related party receivables from LGMV are $220 and $0 as of December 31, 2024 and December 31, 2023, respectively.

Notes Receivable

In the normal course of its business, the Company finances upfront third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable is comprised of $3,700 of a related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2024. The prior year reported note receivable from the second related party was zeroed out to equity as of December 31, 2024 as the asset was sold during the normal course of business.

Notes receivable is comprised of $2,433 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,404 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2023.

Notes Payable to Related Parties - Long Term

In December 2023, the Company issued to the Sponsor $15,871 in principal amount of senior secured notes due December 2024. The notes were issued with a stated rate of 14% and interest is payable monthly in arrears. Unamortized debt issuance costs related to the senior secured notes was $0 and $879 as of December 31, 2024 and December 31, 2023, respectively. Total interest expense related to the senior secured note was $3,105 and $0 as of December 31, 2024 and December 31, 2023, respectively. The notes initially had a maturity date of December 1, 2024, that has been extended to January 1, 2027. Refer to Note 26 "Subsequent Events" for additional details.

Notes Payable to Related Parties - Short Term

On December 27, 2023, the Company entered into an additional promissory note with the EGA Sponsor, with a principal amount of $3,947 maturing on December 31, 2024. The promissory note bears an annual interest rate of 8%. Total accrued interest related to the EGA Sponsor note was $211 and $0 for the years ended December 31, 2024 and December 31, 2023, respectively. Total interest expense related to the EGA sponsor note was $316 and $0 for the years ended December 31, 2024 and December 31, 2023, respectively.

The balance of the Short-term notes payable - related party on the consolidated balance sheets was $6,677 and $18,939 as of December 31, 2024 and December 31, 2023, respectively.

Issuance of Senior Secured Note

On January 26, 2024 (the “Effective Date”), FlyExclusive Jet Share, LLC (the “Borrower”), a wholly-owned subsidiary of LGM, which is the operating company of flyExclusive, Inc. (together with LGM as guarantors; in such capacity, the “Parent Guarantors”) entered into a Senior Secured Note (the “Note”) with ETG FE LLC (a related party of the Company through its affiliation with the EGA Sponsor), as the initial holder of the Note (the “Noteholder”), Kroll Agency Services, Limited, as administrative agent (the “Administrative Agent”) and Kroll Trustee Services, Limited, (the “Collateral Agent”).

The Note covers borrowings of an aggregate principal amount of up to approximately $25,773, up to $25,000 of which is to finance the purchase or refinancing of aircraft relating to the Company’s fractional ownership program (the “Revolving Loan”). The Note matures on January 26, 2026 (the “Maturity Date”), at which time the aggregate outstanding principal amount and all accrued and unpaid interest (including accrued and unpaid fees and expenses) payable under the Note shall be due and payable. The full amount available for borrowings under the Note has been funded by the placement thereof into a cash escrow account, which will be released to the Borrower upon the satisfaction of certain conditions precedent contained in the Note. The Borrower may re-borrow repaid funds up until the Maturity Date unless it chooses to permanently reduce the borrowing availability under the Note and pays a prepayment premium equal to (i) if prior to January 26, 2025, the make-whole fee as detailed in the Note, or (ii) thereafter, the outstanding principal amount being prepaid multiplied by 3.00%.

Following the occurrence of any Prepayment Event (as defined in the Note), at the option of the then majority Noteholders, the Borrower shall prepay the outstanding principal amount, all accrued and unpaid interest, and all other amounts in cash necessary to pay the Note in full. A Prepayment Event is the occurrence of any of the following: (i) a Change in Control (as defined in the Note); (ii) the Borrower or any of its subsidiaries incurring debt to refinance the Note; or (iii) the Borrower or any of its subsidiaries incurring debt in violation of the Note. A Change in Control is the occurrence of any of the following: (i) Thomas James Segrave, Jr. (the “Personal Guarantor”) ceasing to directly or indirectly own, free and clear of all liens or other encumbrances, at least 51% of the outstanding voting equity interests of the Company on a fully diluted basis; (ii) the Company ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of LGM; (iii) LGM ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of the Borrower; (iv) the occurrence of any “change of control” or similar provision under any agreement governing debt of the Parent Guarantors, the Borrower, or any of their respective subsidiaries; or (v) a sale, lease or other disposition (including by casualty or condemnation) of all, substantially all, or more than 50% of the consolidated assets of the Parent Guarantors, the Borrower, and their respective subsidiaries.

The Note carries an interest rate of 3.00% per annum for the outstanding principal amount on deposit in the cash escrow account and 13.00% per annum for the outstanding principal amount that is withdrawn and released to the Borrower. All accrued and unpaid interest is due and payable in arrears on the last day of each calendar month (a “Payment Date”), commencing with the last day of the first calendar month following the first borrowing date and continuing until payment in full. On each Payment Date, the Borrower shall make a payment of the outstanding principal amount equal to 1.00% of each advance amount withdrawn from the cash escrow account and released to the Borrower and that has been outstanding for more than thirty (30) days.

The obligations of the Borrower under the Note are secured on a first lien basis by the Collateral (as defined in the Security Agreement (as defined in the Note), and consisting generally of all sale proceeds from the disposition of fractional interests in aircraft or whole aircraft, certain rights in aircraft and all deposit accounts of the Borrower), and on a second lien basis by the pledged membership interests of the Borrower held by LGM. The Note includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for notes of this nature.

The obligations of the Borrower under the Note are guaranteed by the Parent Guarantors and by the Personal Guarantor. As of December 31, 2024, the Company has drawn $25,643 under the Note. As of December 31, 2024 and December 31, 2023 unamortized debt issuance cost related to the Senior Secured Note was $518 and $0, respectively.

Total interest expense related to the Senior Secured Note was $3,393 and $0 as of December 31, 2024 and December 31, 2023, respectively.